Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ 43,076	$ 33,036
Research and development tax credits receivable	8,276	8,424
Sales tax receivable	7,106	4,862
Indemnification receivables	0	4,042
Accrued interest and other	3,826	4,478
Trade and other receivables	62,284	54,842
Gross carrying amount
Disclosure of trade and other receivables [line items]
Trade receivables, net	48,132	37,167
Allowance for expected credit losses
Disclosure of trade and other receivables [line items]
Trade receivables, net	$ (5,056)	$ (4,131)